Business segment information (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Components of Segment Sales and Financial Services Revenue
Segment sales and financial services revenue:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Sales and financial services revenue:
Game & Network Services —
Customers	2,604,713	2,674,356	3,538,533
Intersegment	51,565	65,407	106,065

Total	2,656,278	2,739,763	3,644,598
Music —
Customers	927,250	1,100,532	1,364,815
Intersegment	12,617	16,417	15,817

Total	939,867	1,116,949	1,380,632
Pictures —
Customers	751,800	1,236,399	1,364,887
Intersegment	1,187	2,512	4,535

Total	752,987	1,238,911	1,369,422
Entertainment, Technology & Services —
Customers	2,016,887	2,297,886	2,436,739
Intersegment	51,200	41,300	39,286

Total	2,068,087	2,339,186	2,476,025
Imaging & Sensing Solutions —
Customers	937,859	992,200	1,301,481
Intersegment	74,638	84,224	100,706

Total	1,012,497	1,076,424	1,402,187
Financial Services —
Customers	1,664,991	1,524,811	1,443,996
Intersegment	9,011	9,018	10,550

Total	1,674,002	1,533,829	1,454,546
All Other —
Customers	84,202	82,264	72,338
Intersegment	16,534	16,519	15,285

Total	100,736	98,783	87,623
Corporate and elimination	(205,793)	(222,332)	(275,196)

Consolidated total	8,998,661	9,921,513	11,539,837

Summary of Components of Segment Profit or Loss
Segment profit (loss):

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Operating income (loss):
Game & Network Services	341,718	346,089	250,006
Music	184,786	210,933	263,107
Pictures	79,851	217,393	119,255
Entertainment, Technology & Services	127,859	212,942	179,461
Imaging & Sensing Solutions	145,884	155,597	212,214
Financial Services	154,765	150,111	223,935
All Other	7,178	17,981	16,849

Total	1,042,041	1,311,046	1,264,827
Corporate and elimination	(86,786)	(108,707)	(56,621)

Consolidated operating income	955,255	1,202,339	1,208,206
Financial income	83,792	19,304	31,058
Financial expenses	(41,082)	(104,140)	(58,951)

Consolidated income before income taxes	997,965	1,117,503	1,180,313

Summary Of Components of Other Significant Items
Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Share of profit (loss) of investments accounted for using the equity method:
Game & Network Services	—	14	144
Music	570	4,073	7,063
Pictures	123	(664)	515
Entertainment, Technology & Services	57	1,103	1,076
Imaging & Sensing Solutions	(123)	(603)	(1,128)
Financial Services	—	—	—
All Other	10,924	19,723	16,779

Consolidated total	11,551	23,646	24,449

Depreciation and amortization:
Game & Network Services	52,987	61,219	87,201
Music	46,217	61,465	67,240
Pictures	290,895	396,251	506,697
Entertainment, Technology & Services	82,174	91,759	97,448
Imaging & Sensing Solutions	159,469	172,842	196,674
Financial Services, including deferred insurance acquisition costs	68,598	94,169	110,856
All Other	7,686	4,300	4,376

Total	708,026	882,005	1,070,492
Corporate	24,085	22,465	18,621

Consolidated total	732,111	904,470	1,089,113

Summary of Sales and Operating Revenue to External Customers by Product Category
Sales to customers by product category:
The following table is a breakdown of sales and financial services revenue to external customers by product category for each segment. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Sales and financial services revenue:
Game & Network Services
Digital Software and Add-on Content	1,454,654	1,424,459	1,523,045
Network Services	382,950	409,355	464,676
Hardware and Others	767,109	840,542	1,550,812

Total	2,604,713	2,674,356	3,538,533
Music
Recorded Music — Streaming	337,100	462,368	598,868
Recorded Music — Others	179,167	206,412	286,270
Music Publishing	156,862	200,334	276,665
Visual Media and Platform	254,121	231,418	203,012

Total	927,250	1,100,532	1,364,815
Pictures
Motion Pictures	265,301	518,840	464,043
Television Productions	267,123	419,494	536,250
Media Networks	219,376	298,065	364,594

Total	751,800	1,236,399	1,364,887
Entertainment, Technology & Services
Televisions	709,007	858,837	733,251
Audio and Video	313,975	326,704	391,608
Still and Video Cameras	338,694	414,898	565,018
Mobile Communications	358,580	365,864	356,771
Other	296,631	331,583	390,091

Total	2,016,887	2,297,886	2,436,739
Imaging & Sensing Solutions	937,859	992,200	1,301,481
Financial Services	1,664,991	1,524,811	1,443,996
All Other	84,202	82,264	72,338
Corporate	10,959	13,065	17,048

Consolidated total	8,998,661	9,921,513	11,539,837

Summary of Sales and Operating Revenue Attributed to Countries and Areas Based on Location of External Customers and Long-Lived Assets
Sales and financial services revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2021, 2022 and 2023 and non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Sales and financial services revenue:
Japan	2,965,936	2,764,321	2,691,972
United States	2,147,686	2,766,021	3,401,402
Europe	1,817,854	1,870,091	2,190,311
China	762,766	771,006	855,437
Asia-Pacific	861,623	1,149,261	1,563,414
Other Areas	442,796	600,813	837,301

Total	8,998,661	9,921,513	11,539,837

		Yen in millions
		March 31
		2022	2023
Non-current assets (property, plant and equipment, right-of-use assets, goodwill, content assets and other intangible assets):
Japan		1,592,981	1,875,354
United States		1,830,602	2,417,228
Europe		565,044	603,338
China		34,029	34,322
Asia-Pacific		158,030	186,359
Other Areas		91,001	107,162

Total		4,271,687	5,223,763